Accounting Changes	12 Months Ended
Dec. 31, 2018
Disclosure Of Voluntary Change In Accounting Policy [Abstract]
Accounting Changes
6.	Accounting changes

(a)	Change in estimate

During the three months ended March 31, 2018, the Company revised its estimate of the useful life of the Health Canada Licenses, and assessed that the licenses have an estimated useful life equal to the remaining useful life of the corresponding facilities described in Note 13(a). Previously, the Company estimated that the Health Canada licenses had an indefinite life. The change in estimate was accounted for prospectively.

(b)	Change in accounting policy

During the three months ended June 30, 2018, the Company made a voluntary change in accounting policy to capitalize the direct and indirect costs attributable to the biological asset transformation. The previous accounting policy was to expense these costs as period costs. The new accounting policy is included in Note 3(c).

The new accounting policy provides more reliable and relevant information to users as the gross profit before fair value adjustments only considers the costs incurred on inventory sold during the year, and excludes costs incurred on the biological transformation until the related harvest is sold. The following demonstrates the change for each prior period presented. There is no impact of this policy change on gross profit, net income (loss), basic and diluted earnings per share, the consolidated statement of financial position, or the consolidated the statement of changes in equity on the current or any prior period, upon retrospective application.

6.	Accounting changes (continued)

(b)	Change in accounting policy (continued)

	2018		2017
	Original accounting policy	New accounting policy	Original accounting policy	New accounting policy
Consolidated statement of operations and comprehensive income (loss)
Cost of sales
Cost of sales before fair value adjustments	$2,942	$7,654	$609	$2,040
Production costs	7,145	-	3,983	-
Total cost of sales	10,087	7,654	4,592	2,040
Gross profit (loss) before fair value adjustments	5,616	8,049	(510)	2,042
Fair value adjustments:
Unrealized change in fair value of biological assets	(18,713)	(11,568)	(11,620)	(7,637)
Realized fair value adjustments on inventory sold in the year	13,061	8,349	3,880	2,449
Total fair value adjustments	(5,652)	(3,219)	(7,740)	(5,188)
Gross profit	$11,268	$11,268	$7,230	$7,230

	2018		2017
	Original accounting policy	New accounting policy	Original accounting policy	New accounting policy
Consolidated statement of cash flows
Operating activities
Items not affecting cash:
Unrealized change in fair value of biological assets	$(18,713)	$(11,568)	$(11,620)	$(7,637)
Realized fair value adjustments on inventory sold in the year	13,061	8,349	3,880	2,449
Net changes in non-cash working capital:
Biological assets	13,361	6,216	9,693	5,710
Inventory	(16,229)	(11,517)	(10,388)	(8,957)
Net effect on cash flows used in operating activities	$(8,520)	$(8,520)	$(8,435)	$(8,435)